Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net loss per share attributable to Nuvve Holding Corp. common stockholders, diluted	$ (0.27)	$ (0.31)	$ (0.88)	$ (0.85)	$ (1.19)	$ (4.37)
Weighted-average shares used in computing net loss per share attributable to Nuvve Holding Corp. common stockholders, diluted	32,191,013	21,952,882	28,172,399	19,972,016	20,971,896	16,654,495